INVESTMENTS IN UNCONSOLIDATED ENTITIES - Summarized Financial Information (Q2) (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets:
Cash and cash equivalents and restricted cash	$ 10,791,300	$ 4,281,589	$ 10,791,300	$ 4,281,589	$ 8,755,928	$ 4,182,755	$ 3,677,373
RuMartin Street Santa Clara
Assets:
Real estate investments, net	31,172,028		31,172,028		31,668,300
Cash and cash equivalents	523,176		523,176		466,379
Other assets	183,352		183,352		117,075
Total assets	31,878,556		31,878,556		32,251,754
Liabilities:
Mortgage notes payable	13,871,312		13,871,312		13,994,844
Below-market lease, net	3,028,569		3,028,569		3,103,778
Other liabilities	53,779		53,779		61,188
Total liabilities	16,953,660		16,953,660		17,159,810
Total equity	14,924,896		14,924,896		15,091,944
Total liabilities, redeemable common stock and stockholders' equity	31,878,556		31,878,556		32,251,754
Total revenues	693,571	713,218	1,359,992	1,322,012
Expenses:
Depreciation and amortization	248,136	248,136	496,272	495,349
Interest expense	143,367	145,960	285,886	290,985
Other expenses	203,452	223,358	368,697	369,694
Total expenses	594,955	617,454	1,150,855	1,156,028
Total expenses
Net income	98,616	95,764	209,137	165,984
Rich Uncles Real Estate Investment Trust 1
Assets:
Real estate investments, net	120,644,631		120,644,631		125,075,537
Cash and cash equivalents and restricted cash	3,258,934		3,258,934		3,376,145
Other assets	2,647,717		2,647,717		3,070,475
Total assets	126,551,282		126,551,282		131,522,157
Liabilities:
Mortgage notes payable	62,033,836		62,033,836		61,446,068
Below-market lease, net	2,675,761		2,675,761		3,105,843
Other liabilities	1,535,864		1,535,864		3,359,618
Total liabilities	66,245,461		66,245,461		67,911,529
Redeemable common stock	0		0		163,572
Total equity	60,305,821		60,305,821		63,447,056
Total liabilities, redeemable common stock and stockholders' equity	126,551,282		126,551,282		$ 131,522,157
Total revenues	3,277,710	3,365,163	6,566,354	6,596,381
Expenses:
Depreciation and amortization	1,444,354	1,409,093	2,886,414	2,857,337
Interest expense	982,223	631,838	1,845,396	1,116,711
Impairment of real estate investment property	0	862,190	0	862,190
Other expenses	1,175,029	1,206,883	2,403,892	2,386,920
Total expenses	3,601,606	4,110,004	7,135,702	7,223,158
Total expenses
Other income:	0	0	113,773	0
Net income	$ (323,896)	(744,841)	$ (455,575)	$ (626,777)
Antioch, CA | Rich Uncles Real Estate Investment Trust 1
Expenses:
Impairment of real estate investment property		$ 862,190